Inventory (Details) - Schedule of inventories - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule of Inventories [Abstract]
Work in progress	$ 761	$ 693
Finished goods’	595	388
Total inventory	$ 1,356	$ 1,081